Consolidated Statements of Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Income
Net operating revenue	R$ 52,100,151	R$ 48,041,162	R$ 44,032,613
Cost of sales	(29,415,400)	(27,431,680)	(24,781,369)
Gross profit	22,684,751	20,609,482	19,251,244
Operating (Expenses) income	14,766,926	14,011,571	12,165,135
Selling expenses	12,439,240	11,839,126	11,594,117
General and administrative expenses	2,957,296	2,737,600	2,615,905
Other operating income (expense)	640,320	588,897	1,927,625
Equity	(10,710)	(23,742)	117,262
Profit (loss) from operating activities	7,917,825	6,597,911	7,086,109
Financial income (expenses), net	(2,343,909)	(1,766,320)	(1,126,580)
Income before taxes	5,573,916	4,831,591	5,959,529
Income and social contribution taxes	(533,939)	(773,689)	269,828
Net income for the year	5,039,977	4,057,902	6,229,357
Attributable to:
Controlling shareholders	5,029,389	4,085,013	6,239,364
Non-controlling shareholders	R$ 10,588	R$ (27,111)	R$ (10,007)
Basic and diluted earnings per common share (in R$)	R$ 3.03	R$ 2.44	R$ 3.71